Basis of accounting	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basis of accounting
2.	Basis of accounting

(a)	Basis of presentation
The Company was incorporated on May 28, 2014 as an investment vehicle of investment funds affiliated with Elbrus Capital Private Equity Fund and Goldman Sachs ESSG.

On February 24, 2016 (the “Acquisition Date”) the Company acquired 100% ownership interest in Headhunter FSU Limited, collectively with its subsidiaries referred to as “HeadHunter”, from Mail.Ru Group Limited (LSE: MAIL) (the “Acquisition”). The Company had no material operations before the Acquisition Date and has succeeded to substantially all of the business of HeadHunter after the Acquisition.
The Acquisition was accounted for as a business combination using the acquisition method of accounting.

(b)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the International Accounting Standards Board (“IASB”). These consolidated financial statements have not been prepared for the purpose of satisfying the statutory filing requirements of the Company.

(c)	Going concern
The financial position of the Group, its cash flows, liquidity position and credit facilities are described in the primary statements and notes of these consolidated financial statements, including note 21 in relation to the long-term bank loan obtained by the Group in order to finance the Acquisition. In addition, note 25 includes the Group’s policies for managing its liquidity risk.
Taking into account significant positive cash inflows from operating activities, current and future developments and principal risks and uncertainties, and making appropriate enquiries, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorised for issue. Accordingly, they are satisfied that the consolidated financial statements should be prepared on a going concern basis.